Income Taxes - Effective Income Tax Rate Reflected in Consolidated Statements of Income (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Our effective statutory tax rate	38.00%	41.00%	41.00%
Changes in deferred tax valuation allowance	(0.70%)	(22.50%)	1.60%
Taxable items to be added on financial profit	1.50%	3.80%	5.30%
Non-deductible expenses	12.90%	23.30%	16.60%
Non-taxable revenue	(9.30%)	(29.70%)	(8.40%)
Dividends from foreign subsidiaries	0.20%	0.90%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries	0.20%	(1.10%)	0.00%
Different tax rate applicable to income (loss) of foreign subsidiaries	10.00%	14.10%	10.80%
Effect of changes in domestic tax laws	0.90%	45.70%
Expiration of loss carryforwards	1.30%	2.80%	1.30%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates		(8.80%)	(1.30%)
Other	0.50%	(0.20%)	(1.10%)
Effective tax rate	55.50%	69.30%	65.80%